Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Dec. 31, 2022	Jun. 30, 2022
CURRENT ASSETS:
Cash	$ 1,159,147	$ 14,396,032
Short-Term Investment	2,703,869
Accounts receivable, net	25,125,547	26,278,634
Advance to suppliers	10,740,538	9,351,431
Due from related parties	1,385,635
Prepaid expenses and other current assets	1,195,401	805,427
TOTAL CURRENT ASSETS	42,310,137	50,831,524
Property and equipment, net	1,507,570	71,763
Intangible assets, net	2,118,520	2,204,411
Operating right-of-use asset	336,356	461,399
Prepaid Taxes	781,054	332,022
Deferred tax assets	517,835	457,649
Other non-current assets	13,594,998	10,009,200
TOTAL ASSETS	61,166,470	64,367,968
CURRENT LIABILITIES:
Short-term bank loans	5,219,510	3,792,121
Accounts payable	2,192,357	966,822
Deferred revenue	770,697	47,710
Taxes payable	4,761,288	4,697,267
Due to a related party	14,783	149,296
Accrued liabilities and other payables	299,595	229,209
Operating lease liability - current	202,230	208,926
TOTAL CURRENT LIABILITIES	13,460,460	10,091,351
Long-term bank loans	173,984	1,254,087
Operating lease liability - non-current	155,082	250,178
TOTAL LIABILITIES	13,789,526	11,595,616
Commitments and contingencies
SHAREHOLDERS’ EQUITY
Ordinary Shares (par value $0.001 per share; 44,000,000 Class A Ordinary Shares authorized as of December 31, 2021 and 2022; 18,286,923 Class A Ordinary Shares issued and outstanding as of December 31, 2021 and 2022; 6,000,000 Class B Ordinary Shares authorized, 5,763,077 Class B Ordinary Shares issued and outstanding as of December 31, 2021 and 2022, respectively)	24,050	24,050
Subscription receivable	(15,441)	(15,441)
Additional paid-in capital	40,157,723	40,158,643
Statutory reserve	1,608,689	1,499,369
Retained earnings	6,204,644	11,028,345
Accumulated other comprehensive (loss) income	(824,189)	69,019
TOTAL POP CULTURE GROUP CO., LTD SHAREHOLDERS’ EQUITY	47,155,476	52,763,985
Non-controlling interests	221,468	8,367
TOTAL SHAREHOLDERS’ EQUITY	47,376,944	52,772,352
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 61,166,470	$ 64,367,968